STOCK OPTIONS AND WARRANTS (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCK OPTIONS AND WARRANTS
Expected life (years)	0 years	10 years	10 years
Risk-free interest rate (%)	0.00%	3.96%	1.74%
Expected volatility (%)	0.00%	229.00%	190.00%
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average fair value of shares at grant date	$ 0	$ 1.74	$ 1.74